Subsequent Events (Details) - USD ($)			1 Months Ended	5 Months Ended	6 Months Ended
	May 13, 2021	Nov. 02, 2017	May 23, 2019	Dec. 31, 2020	Jun. 30, 2021	Jun. 15, 2021	Oct. 19, 2020
Subsequent Events (Details) [Line Items]
Consideration description				Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.
Price per share (in Dollars per share)					$ 0.35
Price per share (in Dollars per share)					$ 11.50
Minimum cash condition amount (in Dollars)				$ 175,000,000
Remaining net tangible assets (in Dollars)				$ 5,000,001
Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Convertible common stock shares			3,000		5,000,000.0
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 1.50	$ 1.50		$ 10.00
Private Placement [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Equity capital amount (in Dollars)				$ 115,000,000
Redemption amount of private placement (in Dollars)				$ 125,000,000
Forecast [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)						$ 5,200
Issued nonqualified stock options shares						748
Subsequent event description	the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate, as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”).
Forecast [Member] | Fair Maket Value [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)						$ 2,097
Issued nonqualified stock options shares						100
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.50	$ 11.50
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)				$ 10.00
Convertible common stock shares		35,597	78,000	83,600,000	83,600,000
Additional shares subject to earnout provisions				5,000,000.0
Sponsor Escrow Agreement [Member]
Subsequent Events (Details) [Line Items]
Earnout shares				287,500
Closing stock price equal or exceeds (in Dollars per share)				$ 12.50
Issue of sponsor earnout shares				287,500
Price per share (in Dollars per share)				$ 15.00
Sponsor Escrow Agreement [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued (in Dollars)				$ 575,000
Lock-Up Agreements [Member]
Subsequent Events (Details) [Line Items]
Fully-diluted equity percentage				72.19%
PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Issuance of aggregate shares				12,500,000
Price per share (in Dollars per share)				$ 10.00
Aggregate gross proceeds (in Dollars)				$ 125,000,000